STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2020	Jan. 31, 2019
Current assets
Cash and cash equivalents		$ 1,887,924	$ 564,507
Receivables		2,507	1,866
Prepaid expenses and deposits		84,882	74,236
Current assets		1,975,313	640,609
Mineral property interests	[1]	4,832,500	4,832,500
Exploration and evaluation assets (Note 6)	[2]	24,880,659	24,870,119
Equipment, vehicles and furniture (Note 7)	[3]	55,211	5,473
Reclamation deposits		123,600	123,600
Total assets		31,867,283	30,472,301
Current liabilities
Accounts payable and accrued liabilities		16,439	18,163
Amounts owing to related parties (Note 10)	[4]	19,198	2,691
Current liabilities		35,637	20,854
Shareholders' equity
Share Capital (Note 8)	[5]	54,223,481	52,068,605
Contributed surplus (Note 8)	[5]	17,486,131	17,199,780
Deficit		(39,877,966)	(38,816,938)
Equity		31,831,646	30,451,447
Total liabilities and shareholders' equity		$ 31,867,283	$ 30,472,301

[1]	Note 5
[2]	Note 6
[3]	Note 7
[4]	Note 10
[5]	Note 8